                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   Elizabeth Kirker                   Rockland, DE         11/02/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:                   58
                                        --------------------

Form 13F Information Table Value Total: $        156,195,274
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                         GREENVILLE CAPITAL MANAGEMENT
               13F REPORT For the Month Ended September 30, 2005

----------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                       CLASS        CUSIP             VALUE        QUANTITY     DISCRETION
----------------------------------------------------------------------------------------------------------------------
AirTran Holdings, Inc.                             Common     00949p108         1,699,149       134,214          X
----------------------------------------------------------------------------------------------------------------------
American Service Group, Inc.                       Common     02364L109         1,117,718        67,373          X
----------------------------------------------------------------------------------------------------------------------
American Safety Insurance                          Common     g02995101         1,894,590       109,895          X
----------------------------------------------------------------------------------------------------------------------
Anteon International Corp.                         Common     03674e108         2,836,228        66,329          X
----------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc.                               Common     040157109         3,862,700       143,010          X
----------------------------------------------------------------------------------------------------------------------
August Technology Corp.                            Common     05106u105         1,199,394       112,408          X
----------------------------------------------------------------------------------------------------------------------
Build-A-Bear Workshop                              Common     120076104         1,703,386        76,385          X
----------------------------------------------------------------------------------------------------------------------
Builders Firstsource, Inc.                         Common     12008r107         4,502,509       201,635          X
----------------------------------------------------------------------------------------------------------------------
Celadon Group, Inc                                 Common     150838100         3,952,586       177,246          X
----------------------------------------------------------------------------------------------------------------------
Comstock Home Building Co, Inc                     Common     205684103         3,023,757       151,795          X
----------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc                           Common     206708109           224,021        18,110          X
----------------------------------------------------------------------------------------------------------------------
Conn's, Inc.                                       Common     208242107         4,737,874       170,919          X
----------------------------------------------------------------------------------------------------------------------
Connetics Corporation                              Common     208192104         4,298,590       254,204          X
----------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                         Common     222862104         3,824,879        44,465          X
----------------------------------------------------------------------------------------------------------------------
Cybersource, Corp                                  Common     23251j106         2,347,665       356,788          X
----------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc                              Common     267475101         1,485,058        73,445          X
----------------------------------------------------------------------------------------------------------------------
Epicor Software Corporation                        Common     29426l108         2,823,535       217,195          X
----------------------------------------------------------------------------------------------------------------------
Equity Inns                                        Common     294703103         3,019,046       223,633          X
----------------------------------------------------------------------------------------------------------------------
EscoTechnologies, Inc.                             Common     296315104         3,740,779        74,711          X
----------------------------------------------------------------------------------------------------------------------
Essex Corp.                                        Common     296744105         3,329,379       153,640          X
----------------------------------------------------------------------------------------------------------------------
Excel Tech. Inc.                                   Common     30067t103         3,547,019       138,070          X
----------------------------------------------------------------------------------------------------------------------
First Cash Financial Services                      Common     31942d107         4,133,556       157,050          X
----------------------------------------------------------------------------------------------------------------------
Flow International                                 Common     343468104         1,828,953       236,911          X
----------------------------------------------------------------------------------------------------------------------
Headwaters Inc.                                    Common     42210p102         3,798,868       101,574          X
----------------------------------------------------------------------------------------------------------------------
Hollywood Media Corp.                              Common     436233100         1,702,431       404,378          X
----------------------------------------------------------------------------------------------------------------------
International Display Works, Inc.                  Common     459412102         1,105,024       186,031          X
----------------------------------------------------------------------------------------------------------------------
J. B. Hunt Transportation Services, Inc.           Common     445658107         3,481,510       183,141          X
----------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                               Common     466210101         3,692,371       100,912          X
----------------------------------------------------------------------------------------------------------------------
LTX Corp.                                          Common     502392103         2,163,944       512,783          X
----------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd                  Common     m7061c100         1,789,964        59,825          X
----------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.                               Common     594901100         3,223,106        73,671          X
----------------------------------------------------------------------------------------------------------------------
MapInfo Corp.                                      Common     565105103         1,723,599       140,702          X
----------------------------------------------------------------------------------------------------------------------
Marten Transport, Ltd.                             Common     573075108         4,480,908       177,111          X
----------------------------------------------------------------------------------------------------------------------
Matrixx Initiatives, Inc.                          Common     57685L105         3,290,807       231,421          X
----------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurant           Common     579793100         3,562,458       168,677          X
----------------------------------------------------------------------------------------------------------------------
Merit Medical Systems                              Common     589889104         3,470,139       195,611          X
----------------------------------------------------------------------------------------------------------------------
Nautilus Group Inc                                 Common     63910B102           198,189         8,980          X
----------------------------------------------------------------------------------------------------------------------
NMS Communications Corporation                     Common     629248105         1,027,438       277,686          X
----------------------------------------------------------------------------------------------------------------------
Navarre Corporation                                Common     639208107         1,949,262       336,660          X
----------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.                      Common     682128103         3,004,292       238,058          X
----------------------------------------------------------------------------------------------------------------------
Orange 21 Inc.                                     Common     685317109         1,528,333       316,425          X
----------------------------------------------------------------------------------------------------------------------
Par Technology Corporation                         Common     698884103         1,665,545        72,415          X
----------------------------------------------------------------------------------------------------------------------
Perficient Inc                                     Common     71375u101         1,633,160       197,480          X
----------------------------------------------------------------------------------------------------------------------
Power-One, Inc.                                    Common     739308104         3,519,795       635,342          X
----------------------------------------------------------------------------------------------------------------------
Presstek, Inc.                                     Common     741113104         2,356,454       181,545          X
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Providence Service Corporation                     Common     743815102         5,589,099       182,710          X
----------------------------------------------------------------------------------------------------------------------
Rubio's Fresh Mexican Grill                        Common     78116b102         1,813,185       195,176          X
----------------------------------------------------------------------------------------------------------------------
Rush Enterprises                                   Common     781846308         4,427,563       289,762          X
----------------------------------------------------------------------------------------------------------------------
Seracare Life Sciences                             Common     81747Q100         2,055,525       115,739          X
----------------------------------------------------------------------------------------------------------------------
Stratasys, Inc                                     Common     862685104         3,934,745       132,483          X
----------------------------------------------------------------------------------------------------------------------
Superior Energy Services Inc                       Common     868157108         3,139,639       135,974          X
----------------------------------------------------------------------------------------------------------------------
TNS Inc.                                           Common     872960109            48,500         2,000          X
----------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc.                         Common     88164l100         2,001,547        66,919          X
----------------------------------------------------------------------------------------------------------------------
TradeStation Group, Inc.                           Common     89267p105         2,749,968       271,200          X
----------------------------------------------------------------------------------------------------------------------
US Home Systems                                    Common     90335c100         1,028,143       180,376          X
----------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc                  Common     91388p105         1,720,508         92,600         X
----------------------------------------------------------------------------------------------------------------------
Vitran Corporation, Inc.                           Common     92850E107         2,904,110       179,045          X
----------------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc.                          Common     92925e108         5,282,774       162,948          X
----------------------------------------------------------------------------------------------------------------------
                                           58                                 156,195,274
----------------------------------------------------------------------------------------------------------------------